Fair Value Measurement (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023
Fair value measurement [Abstract]
Gain and loss on short-term investments	¥ 148	$ 20	¥ (640)
Maturity days	1 month	1 month		1 month